RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 04, 2018	Nov. 14, 2017	Jun. 24, 2016	Dec. 20, 2013	Mar. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Mr. Andrew I. Sealfon [Member]
Officer compensation	$ 325,000
Mr. Andrew I. Sealfon [Member] | Lease Agreement [Member] | Aircraft [Member]
Lease payments								$ 1,292	$ 3,876	$ 9,045	$ 13,128	$ 13,421	$ 21,500
Mr. Mark Pastreich [Member] | Lease Agreement [Member] | Building [Member]
Monthly lease payments		$ 12,088						11,042	11,042			11,042
Lease payments								33,126	33,126	99,378	99,378	110,420	132,504
Property taxes paid								12,431	12,862	37,863	37,447	41,959	48,455
Brad A. Sealfon [Member]
Officer compensation					$ 2,000	$ 7,744	$ 7,744
Clinical Research & Support Services Consulting Agreement [Member] | Dr. Mark Baker [Member]
Amortization of deferred compensation cost								0	0	0	7,000	$ 0	28,000
Clinical Research & Support Services Consulting Agreement [Member] | FREEDOM60 Syringe Infusion System [Member] | Dr. Mark Baker [Member]
Number of shares issued upon agreement				420,000
Share price (in dollars per share)				$ 0.20
Agreement term				3 years
Consulting Agreement [Member] | Mr. Cyril Narishkin (Consultant) [Member]
Monthly payment for agreement			$ 16,000
Number of shares repurchased												96,542
Value of shares repurchased												$ 43,393
Officer compensation								$ 0	$ 0	$ 0	$ 16,000		$ 230,000